FINANCIAL RISK MANAGEMENT (Details) - Market Risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Market Risk [Line Items]
Derivative, Notional Amount	£ 2,920,059
Borrowings Hedging Net Investment in Overseas Operations		£ 41
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Market Risk [Line Items]
Derivative, Notional Amount	3,102,660
Fair value hedges [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Market Risk [Line Items]
Derivative, Notional Amount	150,971	114,045
Hedging instrument, assets	760	507
Gains (losses) on hedging instrument, fair value hedges	125	450
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	77	514
Fair value hedges [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Market Risk [Line Items]
Derivative, Notional Amount	153,223	120,076
Hedging instrument, assets	871	1,296
Gains (losses) on hedging instrument, fair value hedges	262	335
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	320	308
Cash flow hedges [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Market Risk [Line Items]
Derivative, Notional Amount	556,945	549,099
Hedging instrument, liabilities	486	458
Gain (loss) on hedge ineffectiveness recognised in profit or loss	25	21
Cash flow hedges [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Market Risk [Line Items]
Derivative, Notional Amount	146,018	127,228
Hedging instrument, liabilities		10
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 21	66
Before tax [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Market Risk [Line Items]
Gain (loss) on hedge ineffectiveness		(11)
After tax [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Market Risk [Line Items]
Gain (loss) on hedge ineffectiveness		£ (8)